Financial instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Instruments	Financial instruments
Financial instruments in the Consolidated Balance Sheet include investments in securities (see Note 15), trade and other receivables (see Note 16), cash and cash equivalents (see Note 18), trade and other payables (see Note 20), debt (see Note 21) and derivative contracts.

2024

					$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss	Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	37	97	2,121	2,255
Trade and other receivables	16	51,878			51,878
Derivative financial instruments (non-designated)			10,007		10,007
Derivative hedging instruments (designated)			40		40
		51,915	10,144	2,121	64,180
Cash and cash equivalents	18				39,110
At December 31, 2024		51,915	10,144	2,121	103,290
Financial liabilities
Debt	21	48,376			48,376
Trade and other payables	20	63,983			63,983
Derivative financial instruments (non-designated)			7,065		7,065
Derivative financial instruments (designated)			2,511		2,511
At December 31, 2024		112,359	9,576		121,935

2023

					$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss	Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	28	328	2,890	3,246
Trade and other receivables	16	59,571			59,571
Derivative financial instruments (non-designated)			15,708		15,708
Derivative hedging instruments (designated)			191		191
		59,599	16,227	2,890	78,716
Cash and cash equivalents	18				38,774
At December 31, 2023		59,599	16,227	2,890	117,490
Financial liabilities
Debt	21	53,832			53,832
Trade and other payables	20	71,340			71,340
Derivative financial instruments (non-designated)			9,773		9,773
Derivative financial instruments (designated)			2,057		2,057
At December 31, 2023		125,172	11,830		137,002
26. Financial instruments continued
Risks
In the normal course of business, financial instruments of various kinds are used for the purposes of managing exposure to interest rate, foreign exchange and commodity price movements.
Treasury standards are applicable to all subsidiaries and each subsidiary is required to adopt a treasury policy consistent with these standards. These policies cover: financing structure; interest rate and foreign exchange risk management; insurance; counterparty risk management; and use of derivative contracts. Wherever possible, treasury operations are carried out through specialist regional organisations without removing from each subsidiary the responsibility to formulate and implement appropriate treasury policies.
Apart from forward foreign exchange contracts to meet known commitments, the use of derivative contracts by most subsidiaries is not permitted by their treasury policy.
Other than in exceptional cases, the use of external derivative contracts is confined to specialist trading and central treasury organisations that have appropriate skills, experience, supervision, control and reporting systems.
Shell's operations expose it to market, credit and liquidity risk, as described below.
Market risk
Market risk is the possibility that changes in interest rates, foreign exchange rates or commodity prices will adversely affect the value of assets, liabilities or expected future cash flows.
Interest rate risk
Most debt is raised from central borrowing programmes. Shell's policy is to have debt principally denominated in dollars and to retain a balanced exposure to fixed and floating rates over time. Shell has issued a significant amount of fixed rate debt in recent years, taking advantage of historically low interest rates. As a result, the majority of the debt portfolio at December 31, 2024, is fixed.
The financing of most subsidiaries is structured on a floating-rate basis, and any further interest rate risk management is only applied under exceptional circumstances.
On the basis of the floating-rate net cash position at December 31, 2024, (both issued and hedged), and assuming other factors (principally foreign exchange rates and commodity prices) remained constant and that no further interest rate management action was taken, an increase in interest rates of 1% would have increased 2024 income before taxation by $268 million (2023: $226 million increase).
The carrying amounts and maturities of debt and borrowing facilities are presented in Note 21. Interest expense is presented in Note 10.
Foreign exchange risk
Many of the markets in which Shell operates are priced, directly or indirectly, in dollars. As a result, the functional currency of most Integrated Gas and Upstream entities and those with significant cross-border business is the dollar. For Chemicals and Products entities, the functional currency is typically the local currency. Consequently, Shell is exposed to varying levels of foreign exchange risk: when an entity enters into transactions that are not denominated in its functional currency; when foreign currency monetary assets and liabilities are translated at the balance sheet date; and as a result of holding net investments in operations that are not dollar-functional. Each entity is required to adopt treasury policies that are designed to measure and manage its foreign exchange exposures by reference to its functional currency.
26. Financial instruments continued
Foreign exchange gains and losses arise in the normal course of business from the recognition of receivables and payables and other monetary items in currencies other than an entity's functional currency. Foreign exchange risk may also arise in connection with capital expenditure. For major projects, an assessment is made at the final investment decision stage of whether to hedge any resulting exposure.
Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management actions were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have had the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2024	2023	2024	2023
10% appreciation against the dollar of:
Sterling	(69)	(270)	789	1,022
Euro	98	(46)	2,410	2,434
Malaysian ringgit	34	49	274	279
Australian dollar	(103)	(129)	625	780
Canadian dollar	20	9	1,353	1,392
The above sensitivity information was calculated by reference to carrying amounts of assets and liabilities at December 31 only. The effect on income before taxation arises in connection with monetary balances denominated in currencies other than an entity's functional currency; the effect on net assets arises principally from the translation of assets and liabilities of entities that are not dollar-functional.
Foreign exchange gains and losses included in income are presented in Note 9.
Commodity price risk
Certain subsidiaries have a mandate to trade crude oil, natural gas, LNG, refined products, chemical feedstocks, power and environmental certificates, and to use commodity derivative contracts (forwards, futures, swaps and options) as a means of managing price and timing risks arising from this trading activity. In effecting these transactions, the entities concerned operate within procedures and policies designed to ensure that risks are managed within authorised limits. A department that is independent from Shell's traders monitors market risk exposures daily.
Value-at-risk (VAR) techniques based on variance/covariance or Monte Carlo simulation models are used to make a statistical assessment of the market risk arising from possible future changes in market values for commodity positions held by these subsidiaries over a 1-day holding period and within a 95% confidence level. The calculation of potential changes in fair value takes into account positions, the history of price movements and the correlation of these price movements. Models are regularly reviewed against actual fair value movements to ensure integrity is maintained. The VAR average and year-end positions in respect of commodities traded in liquid markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios.

Value-at-risk (pre-tax)

				$ million
		2024		2023
	Average	Year-end	Average	Year-end
Global oil	29	22	43	25
North America gas and power	15	16	13	10
Europe gas and power	13	13	31	12
Australia gas and power	3	3	4	2
Environmental certificates	5	2	9	4
Furthermore, commodity derivative hedge contracts are used to partially mitigate price volatility on future LNG sales and purchases.
As contracts to buy and sell physical LNG are accounted for on an accrual basis (see Note 2) and commodity derivatives are accounted for on a fair-value basis, this creates an accounting mismatch over periods. The fair value accounting of commodity derivatives can result in gains or losses in the Consolidated Statement of Income. These derivative contracts are based on a mix of European and North American gas price indices, global crude price indices and Asian LNG price indices. In previous years, Shell has seen high volatility in these markets. On that basis, a sensitivity analysis has been performed for a 50% price increase or decrease of this basket of derivative contracts at year-end 2024, which would result in a pre-tax loss or gain of $0.6 billion in the Consolidated Statement of Income (2023: $1.5 billion pre-tax gain or loss), whereas the same sensitivity analysis applied to the average exposures for the period was a gain or loss of $0.3 billion (2023: $0.8 billion pre-tax).
26. Financial instruments continued
Credit risk
Comprehensive policies are in place to ensure that credit risk is appropriately managed and remains within risk appetite. These policies include requirements for assessment of internal credit ratings, the assignment of credit limits based on counterparty creditworthiness, and monitoring of exposure against these credit limits. Credit information is regularly shared between business and finance functions, with dedicated teams in place to quickly identify and respond to cases of credit deterioration. Mitigation measures are defined and implemented for higher-risk business partners and customers, and include shortened payment terms, collateral, credit insurance, or other security posting and timely collections.
Surplus cash is invested in a range of short-dated, secure and liquid instruments including short-term bank deposits, money market funds, reverse repos and similar instruments. The portfolio of these investments is diversified to avoid concentrating risk in any one instrument, country or counterparty. Management monitors the investments regularly and adjusts the investment portfolio in light of new market information where necessary to ensure credit risk is effectively diversified.
In commodity trading, additional requirements are established to manage credit risk. Credit checks are performed by a department independent of traders, and are undertaken before contractual commitment. In addition, a defined portfolio credit risk appetite is in place to manage credit risk concentrations. It includes a set of thresholds and alerts set at different portfolio levels (e.g. country, industry sector, creditworthiness). Utilisation against these thresholds, including identification of credit risk concentrations with particular counterparties, is actively monitored, and actions are taken to ensure compliance where appropriate. There were no material concentrations of credit risk, with individual customers or geographically, at December 31, 2024.
Shell routinely enters into offsetting, master netting and similar arrangements with trading and other counterparties to manage credit risk. Where there is a legally enforceable right of offset under such arrangements and Shell has the intention to settle on a net basis or realise the asset and settle the liability simultaneously, the net asset or liability is recognised in the Consolidated Balance Sheet, otherwise assets and liabilities are presented gross. These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2024

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	18,569	11,452	7,117	58	227	6,832
Within derivative financial instruments	12,200	4,490	7,710	951	1,730	5,029
Liabilities:
Within trade payables	17,106	11,449	5,657	121	227	5,309
Within derivative financial instruments	12,760	4,490	8,270	2,049	1,730	4,491

2023

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	20,810	12,350	8,460	18	356	8,086
Within derivative financial instruments	26,166	13,140	13,026	1,688	2,616	8,722
Liabilities:
Within trade payables	18,423	12,351	6,072	69	356	5,647
Within derivative financial instruments	23,037	13,163	9,874	2,040	2,636	5,198
Amounts not offset principally relate to contracts where the intention to settle on a net basis was not clearly established at December 31.
26. Financial instruments continued
The carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities at December 31, 2024, presented within trade and other receivables, was $2,519 million (2023: $3,437 million). The carrying amount of collateral held at December 31, 2024, presented within trade and other payables, was $581 million (2023: $1,404 million). In addition, Shell has utilised guarantees and letters of credit as non-cash collateral to cover margining requirements of $1,359 million as at December 31, 2024 (2023: $1,506 million). Collateral mainly relates to initial margins held with commodity exchanges/brokers and over-the-counter counterparty variation margins. Some derivative contracts are fully cash collateralised, thereby eliminating both counterparty risk and the Group's own non-performance risk.
Liquidity risk
Liquidity risk is the risk that suitable sources of funding for Shell's business activities may not be available. Management believes that it has access to sufficient cash and cash equivalents, debt funding sources (capital markets) and to undrawn committed borrowing facilities to meet foreseeable requirements. Information about borrowing facilities is presented in Note 21.
Derivative contracts and hedges
Derivative contracts such as forwards, futures, options and swaps are used principally to hedge or mitigate risks arising from interest rate changes, currency fluctuations and commodity price volatility. However, hedge accounting is not always applied, therefore, movements in the carrying amounts of derivative contracts that are recognised in income may not be matched in the same period by the recognition of the income effects of the related hedged items.
In the course of trading operations, certain contracts are entered into for delivery of commodities that are accounted for as derivatives. The resulting price exposures are managed by entering into related derivative contracts.
Derivative contracts classified below as "other contracts" include certain contracts for the sale or purchase of commodities and others containing embedded derivatives. These contracts are required to be recognised at fair value because of pricing or delivery conditions, even though they were entered into to meet operational requirements.
For certain commodity derivatives contracts, carrying amounts cannot be derived from quoted market prices or other observable inputs, in which case fair value is estimated using valuation techniques, such as Black-Scholes; option spread models; and extrapolation, using quoted spreads with assumptions developed internally based on observable market activity.
Carrying amounts, maturities and hedges
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2024

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	7	1	8	64	—	64	(56)
Forward foreign exchange contracts	—	682	682	—	379	379	303
Currency swaps and options	33	5	38	2,447	42	2,489	(2,451)
Commodity derivatives	—	9,204	9,204	—	6,630	6,630	2,574
Other contracts	—	115	115	—	14	14	101
Total	40	10,007	10,047	2,511	7,065	9,576	471

2023

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	14	2	16	98	—	98	(82)
Forward foreign exchange contracts	—	697	697	—	592	592	105
Currency swaps and options	177	—	177	1,959	13	1,972	(1,795)
Commodity derivatives	—	14,783	14,783	—	9,161	9,161	5,622
Other contracts	—	226	226	—	7	7	219
Total	191	15,708	15,899	2,057	9,773	11,830	4,069
26. Financial instruments continued
Net gains before tax on derivative contracts, excluding those designed as hedges, were $1,314 million in 2024 (2023: $5,189 million gains; 2022: $1,331 million gains).
Certain contracts, mainly to hedge price risk relating to forecast commodity transactions, were designated in cash flow hedging relationships and are presented after the offset of related margin balances with exchanges. Contracts to hedge foreign exchange risks were also designated in cash flow hedging relationships and the net carrying amount of these contracts at December 31, 2024, was a liability of $579 million (2023: $373 million liability). See Note 29 for the accumulated balance recognised within other comprehensive income.
Certain interest rate and currency swaps were designated in fair value hedges, principally in respect of debt for which the net carrying amount of the related derivative contracts, net of accrued interest, at December 31, 2024, was a liability of $1,872 million (2023: $1,441 million liability).
At December 31, 2024, no debt instruments (2023: nil) were designated as hedges of net investments in foreign operations, relating to the foreign exchange risk arising between certain intermediate holding companies and their subsidiaries. See Note 29 for the accumulated balance recognised within other comprehensive income.
The following table compares contractual maturities of derivative liabilities at December 31 with their carrying amounts in the Consolidated Balance Sheet.

2024

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	20	16	16	16	—	—	68	(4)	64
Forward foreign exchange contracts	393	84	3	(3)	—	—	477	(98)	379
Currency swaps and options	925	693	627	423	316	1,008	3,992	(1,503)	2,489
Commodity derivatives	4,345	1,088	524	326	184	458	6,925	(295)	6,630
Other contracts	6	5	2	—	—	—	13	1	14
Total	5,689	1,886	1,172	762	500	1,466	11,475	(1,899)	9,576
[A]Mainly related to the effect of discounting.

2023

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	78	9	3	3	5	—	98	—	98
Forward foreign exchange contracts	465	77	25	1	—	(3)	565	27	592
Currency swaps and options	551	609	521	392	186	859	3,118	(1,146)	1,972
Commodity derivatives	5,767	1,902	799	381	225	597	9,671	(510)	9,161
Other contracts	2	4	2	—	—	—	8	(1)	7
Total	6,863	2,601	1,350	777	416	1,453	13,460	(1,630)	11,830
[A]Mainly related to the effect of discounting.
26. Financial instruments continued
Fair value measurements
The net carrying amounts of derivative contracts held at December 31 categorised according to the predominant source and nature of inputs used in determining the fair value of each contract were as follows:

2024

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(56)	—	(56)
Forward foreign exchange contracts	—	303	—	303
Currency swaps and options	—	(2,451)	—	(2,451)
Commodity derivatives	44	487	2,043	2,574
Other contracts	—	107	(6)	101
Total	44	(1,610)	2,037	471

2023

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(82)	—	(82)
Forward foreign exchange contracts	—	105	—	105
Currency swaps and options	—	(1,795)	—	(1,795)
Commodity derivatives	(39)	3,191	2,470	5,622
Other contracts	—	223	(4)	219
Total	(39)	1,642	2,466	4,069

Net carrying amounts of derivative contracts measured using predominantly unobservable inputs

		$ million
	2024	2023
At January 1	2,466	1,909
Net (losses)/gains recognised in revenue	(191)	576
Purchases	310	271
Sales	(363)	(185)
Settlements	—	(125)
Recategorisations (net)	(127)	25
Currency translation differences	(58)	(5)
At December 31	2,037	2,466
Included in net losses recognised in revenue in 2024 were unrealised net gains totalling $591 million relating to assets and liabilities held at December 31, 2024 (2023: $797 million gains).
Unrecognised day one gains or losses
Certain long-term commodity contracts extend to periods where observable pricing data are limited and their value may include estimates. Where this is more than an insignificant part of the overall contract valuation, any gains or losses will be deferred. Valuation techniques are further described in Note 2. The unrecognised gains on these derivative contracts at December 31, 2024, were as follows:

		$ million
	2024	2023
At January 1	1,607	1,620
Movements	(862)	(13)
At December 31	745	1,607